Property, plant and equipment - Potential future cash flows following the extension (Detail) € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure of potential future cash flows following the extension [abstract]
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised	€ 3,015
Potential (non-discounted) cash flows for terminations options that are reasonably certain to be exercised	€ 1,560